DESCRIPTION OF BUSINESS (Details Narrative 1) - USD ($)	2 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 15, 2015	Mar. 31, 2015	May. 08, 2015	Dec. 31, 2014
Description of Business
State of incorporation		Nevada		Nevada
Company incorporation date		Jul. 26, 2005		Jul. 26, 2005
Share repurchase program, authorized repurchase amount		$ 600,000
Shares repurchased		120,354	120,354
Share repurchase price per share	$ 2.15		$ 2.13
Maximum [Member]
Description of Business
Share repurchase program, authorized repurchase amount		$ 50,000